Derivative Instruments	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

8. Derivative Instruments

The Company’s derivative instruments consist of interest rate swaps, which mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. The derivative financial instrument arrangements were entered into to manage its interest rate risk related to its variable rate Term Loan Facility. During the three months ended March 31, 2024, the Company entered into a forward starting interest rate swap. The interest rate swaps are measured at fair value and not designated as a hedge for accounting purposes; as such, any fair value changes are recorded in “Other income, net” in the unaudited condensed consolidated statement of comprehensive loss in the respective period of the change.

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value as at March 31, 2024	Fair value as at December 31, 2023
Interest rate swap	2.1%	$285,755	USD-1 month SOFR	March 31, 2022	March 31, 2026	$10,823	$10,427
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$274	$-

The Company recognized a gain / (loss) for the three months ended March 31, 2024 and 2023 of $3,201 and ($1,208), respectively, of which $670 and ($3,432), respectively, is associated with the gain / (loss) of remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the three months ended March 31, 2024 and 2023 of $2,531 and $2,224, respectively.

For further information regarding the fair value of the derivative instruments see discussion in Note 12 and 14.